UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08542

Saratoga Advantage Trust

(Exact name of registrant as specified in charter)

1101 Stewart Avenue, Garden City, New York 11530

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

516-542-3000

Date of fiscal year end:

8/31

Date of reporting period:  11/30/06

Item 1.  Schedule of Investments.

ENERGY & BASIC PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)			November 30, 2006

% of Portfolio	Description	Shares	Value
94.69%	Common Stock

4.10%	Chemicals
	Air Products & Chemicals, Inc.	3,000	$ 207,420
	Praxair, Inc.	5,000	312,000
			519,420
13.89%	Coal
	Alpha Natural Resources *	20,000	315,000
	Consol Energy, Inc.	10,000	367,100
	Foundation Coal Holdings	13,600	504,696
	Peabody Energy Corp.	12,400	570,524
			1,757,320
17.52%	Drilling
	Ensco International, Inc.	8,000	414,880
	Global SantaFe Corp.	4,500	270,000
	Noble Corp.	6,200	478,950
	Pride International, Inc. *	12,000	387,480
	Rowan Companies, Inc.	12,000	432,240
	Transocean, Inc. *	3,000	233,850
			2,217,400
3.44%	Engineering & Construction
	Chicago Bridge & Iron Co.	15,000	434,700
2.12%	Forest Products & Paper
	Louisiana Pacific Corp.	12,700	267,970
6.37%	Machinery-Constr. & Mining
	Bucyrus International, Inc., Class A	8,850	377,895
	Joy Global, Inc.	9,750	428,025
			805,920
4.28%	Mining
	Phelps Dodge Corp.	4,400	541,200
42.97%	Oil & Gas Services
	Anadarko Petroleum Corp.	8,000	394,880
	Apache Corp.	3,800	265,734
	ChevronTexaco Corp.	5,600	404,992
	ConocoPhillips	7,328	493,174
	Dril-Quip, Inc. *	11,000	465,630
	Halliburton Co.	14,000	472,360
	Lone Star Technologies, Inc. *	7,000	367,220
	Nabors Industries Ltd. *	8,000	270,080
	National Oilwell Varco, Inc. *	6,000	399,060
	Newfield Exploration Co. *	6,000	298,620
	Occidental Petroleum Corp.	10,000	503,400
	Schlumberger Ltd.	8,000	547,840
	Suncor Energy, Inc.	7,000	553,140
			5,436,130

	Total Common Stocks
	(Cost $7,918,757)		11,980,060

5.39%	Short-Term Investments

5.39%	Money Market Fund
	Milestone Treasury Obligations Portfolio
	Institutional Class
	5.14%, 12/1/06 (Cost $682,013)	682,013	682,013

100.08%	Total Investments
	(Cost $8,600,770)		$ 12,662,073

-0.08%	Assets in excess of other liabilities		$ (10,339)

100.00%	Total Net Assets		$ 12,651,734

* Non-income producing securities.

At November 30, 2006, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 4,331,100
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(269,797)
Net unrealized appreciation			$ 4,061,303

FINANCIAL SERVICES PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)			November 30, 2006

% of Portfolio	Description	Shares	Value
101.37%	Common Stocks

29.68%	Banks
	Bank of America Corp.	2,950	$ 158,857
	Compass Bancshares, Inc.	1,425	81,425
	M&T Bank Corp.	1,025	121,606
	Mellon Financial Corp.	1,975	79,454
	PNC Financial Services Group, Inc.	1,450	102,500
	Seacoast Banking Corporation of Florida	2,700	64,800
	State Street Corp.	2,875	178,624
	U.S. Bancorp	2,350	79,054
	Wells Fargo & Co. (New)	5,150	181,486
	Zions Bancorporation	975	76,284
			1,124,090
2.08%	Commercial Services
	AerCap Holding NV *	3,475	78,883

45.99%	Diversified Financial Services
	American Express Company	2,075	121,844
	BlackRock, Inc.	1,275	182,797
	Capital One Financial Corp.	1,500	116,820
	Chicago Mercantile Exchange	300	160,680
	E*TRADE Financial Corp. *	5,600	134,792
	Freddie Mac	1,200	80,592
	Goldman Sachs Group, Inc.	825	160,710
	Lazard Ltd., Class A	2,550	115,821
	Lehman Brothers Holdings, Inc.	2,500	184,175
	Man Group PLC	8,600	80,184
	Merrill Lynch & Co., Inc.	1,375	120,216
	Nasdaq Stock Market, Inc.*	2,100	84,315
	SLM Corp.	1,700	77,928
	T. Rowe Price Group, Inc.	2,800	121,324
			1,742,198
20.93%	Insurance
	Aflac, Inc.	2,675	118,075
	Ambac Financial Group, Inc.	925	79,217
	American International Group	1,175	82,626
	Berkshire Hathaway, Inc. *	50	177,750
	Chubb Corporation	3,325	172,102
	Prudential Financial	2,000	162,960
			792,730
2.69%	Real Estate
	CB Richards Ellis Group, Inc. *	3,100	102,083

	Total Common Stocks
	(Cost $3,387,886)		3,839,984

3.33%	Short-Term Investments

3.33%	Money Market Fund
	Milestone Treasury Obligations Portfolio
	Institutional Class
	5.14% 12/1/06, (Cost $126,001)	126,001	126,001

104.70%	Total Investments
	(Cost $3,513,887)		$ 3,965,985

-4.70%	Liabilities in excess of other assets		$ (178,065)

100.00%	Total Net Assets		$ 3,787,920

* Non-income producing securities.

At November 30, 2006, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 477,155
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(25,057)
Net unrealized appreciation			$ 452,098

HEALTH & BIOTECHNOLOGY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)			November 30, 2006

% of Portfolio	Description	Shares	Value
98.58%	Common Stocks

28.99%	Biotechnology
	Affymetrix, Inc. *	48,400	$ 1,224,520
	Amgen, Inc. *	25,700	1,824,700
	Cell Genesys, Inc. *	98,021	380,321
	Charles River Labs International, Inc. *	15,000	626,250
	Genentech, Inc. *	11,500	940,125
	Genzyme Corp. *	13,000	837,200
	Human Genome Sciences, Inc. *	38,000	475,760
	Invitrogen Corp. *	28,000	1,540,560
	Medimmune, Inc. *	36,000	1,176,840
			9,026,276
8.75%	Electronics
	Applied Biosystems Group - Applera Corp.	23,000	838,120
	Waters Corp. *	37,700	1,886,508
			2,724,628
27.15%	Healthcare-Products
	Conceptus, Inc.*	21,000	481,530
	Gen-Probe, Inc *	4,000	194,960
	Glaxosmithkline PLC ADR	4,000	212,520
	Johnson & Johnson	23,000	1,515,930
	Medtronic, Inc.	44,000	2,293,720
	Quest Diagnostics, Inc.	16,400	871,988
	Stryker Corp.	24,000	1,244,640
	Techne Corp. *	30,500	1,639,985
			8,455,273
33.69%	Pharmaceuticals
	Amerisource Bergen Corp.	25,500	1,172,745
	AstraZeneca PLC	4,000	231,560
	Corcept Therapeutics, Inc. *	53,156	46,246
	Eli Lilly & Co.	24,500	1,312,955
	King Pharmaceutical Corp.*	44,000	727,320
	Medicis Pharmaceutical Corp.	29,000	1,069,520
	Mylan Labs, Inc.	30,000	608,700
	Novartis AG	11,500	671,715
	Pfizer, Inc.	62,500	1,718,125
	Teva Pharmaceutical Indus., Ltd.	69,000	2,212,140
	Watson Pharmaceutical, Inc.*	28,000	718,760
			10,489,786

	Total Common Stocks
	(Cost $30,456,655)		30,695,963

0.34%	Short-Term Investments

0.34%	Money Market Fund
	Milestone Treasury Obligations Portfolio
	Institutional Class
	5.14%, 12/1/06 (Cost $105,722)	105,722	105,722

98.92%	Total Investments
	(Cost $30,562,377)		$ 30,801,685

1.08%	Assets in excess of other liabilities		$ 337,918

100.00%	Total Net Assets		$ 31,139,603

* Non-income producing securities.

At November 30, 2006, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 2,973,096
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(2,733,788)
Net unrealized appreciation			$ 239,308

INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)			November 30, 2006

% of Portfolio	Description	Shares	Value
98.59%	Common Stock

3.51%	Austria
	Boehler-Uddeholm AG	34,833	$ 552,922
2.37%	Belgium
	Fortis ADR	9,150	373,447
1.43%	Brazil
	Petroleo Brasileiro SA ADR	2,400	225,960
12.31%	Britain
	BT Group PLC ADR	4,900	274,988
	Ladbrokes PLC ADR	39,550	313,715
	Sage Group PLC	28,300	570,587
	Tesco PLC	10,500	242,424
	Vodafone Group PLC	20,500	540,380
			1,942,094
4.15%	Canada
	Canadian National Railway	7,600	357,732
	Ipsco, Inc.	2,900	296,757
			654,489
11.98%	France
	Axa	11,250	427,725
	BNP Paribas SA	11,450	617,350
	Dassault Systemes SA	7,300	400,040
	Lafarge SA	12,200	445,666
			1,890,781
11.84%	Germany
	Adidas Salomon AG ADR	18,250	449,598
	Deutsche Bank AG Namen	2,700	349,272
	RWE Aktiengesellschaft ADR	6,450	735,628
	Siemens AG	3,500	334,075
			1,868,573
5.07%	Italy
	Eni S.p.A	5,000	329,600
	SanPaolo IMI S.p.A	10,600	469,686
			799,286
20.88%	Japan
	Aeon Co., Ltd.	12,400	292,698
	Canon, Inc.	5,800	305,254
	Honda Motor Co., Ltd.	9,150	322,903
	Mitsubishi UFJ Financial ADR	32,150	409,591
	Nomura Holdings, Inc.	25,050	437,373
	NSK Ltd. ADR	3,850	341,542
	NTT DoCoMo, Inc.	15,100	230,426
	Sega Sammy Holdings, Inc.	49,200	310,014
	Shizuoka Bank	3,250	332,713
	Toyota Motor Corp.	2,600	312,130
			3,294,644
1.53%	Mexico
	Grupo Televisa SA	9,200	241,776
8.77%	Sweden
	Sandvik AB ADR	33,850	435,416
	SFK AB	30,250	495,229
	Swedbank AB ADR	12,900	452,546
			1,383,191
13.11%	Switzerland
	Credit Suisse Group	7,600	502,892
	Nestle SA ADR	5,300	467,823
	Novartis Ag	7,500	438,075
	Roche Holding AG	7,300	659,593
			2,068,383
1.64%	Taiwan
	Taiwan Semiconductor Mfg.	24,100	259,075

	Total Common Stocks		15,554,621
	(Cost $12,891,094)

1.85%	Short-Term Investments

1.85%	Money Market Fund
	Milestone Treasury Obligations Portfolio
	Institutional Class
	5.14%, 12/1/06 (Cost $291,607)	291,607	291,607

100.44%	Total Investments
	(Cost $13,182,701)		$ 15,846,228

-0.44%	Liabilities in excess of other assets		$ (68,817)

100.00%	Total Net Assets		$ 15,777,411

At November 30, 2006, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 2,823,604
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(160,077)
Net unrealized appreciation			$ 2,663,527

INVESTMENT QUALITY BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)			November 30, 2006

% of Portfolio	Description	Principal	Value
48.01%	Corporate Bonds

0.86%	Aerospace/Defense
	Raytheon Co. -
	6.55%, 3/15/10	$ 132,000	$ 137,593

0.62%	Chemicals
	Monsanto Co. -
	4.00%, 5/15/08	100,000	98,179

0.95%	Cosmetics/Personal Care
	Colgate - Palmolive Co. -
	7.84%, 5/15/07	150,000	151,583
22.10%	Diversified Financial Services
	Caterpillar Financial Services:
	5.125%, 10/15/07	100,000	99,425
	3.67%, 10/4/07	350,000	345,150
	6.55%, 5/1/11	100,000	105,934
	Citigroup Commercial Mortgage Trust
	5.378%, 10/15/49	200,000	202,826
	Countrywide Home Loan -
	4.125%, 9/15/09	500,000	487,508
	General Electric Cap Corp. -
	3.20%, 2/15/09	50,000	47,858
	Goldman Sachs Group, Inc.
	6.65%, 5/15/09	400,000	415,260
	Household Finance Corp.:
	6.50%, 4/15/07	25,000	25,007
	5.85%, 5/15/07	85,000	84,932
	6.00%, 10/15/07	50,000	49,997
	8.00%, 11/15/07	50,000	50,943
	3.65%, 3/15/08	150,000	146,004
	International Lease Finance -
	4.375%, 11/1/09	700,000	686,498
	J.P. Morgan Chase & Co. -
	3.80%, 10/2/09	800,000	775,846
			3,523,188
8.61%	Electric
	Baltimore Gas & Electric Co. -
	6.625%, 3/15/08	215,000	218,503
	Eastern Energy Ltd. -
	6.75%, 12/1/06	800,000	800,000
	Potomac Electric Power Co. -
	5.875%, 10/15/08	100,000	101,039
	Virginia Electric & Power -
	7.625%, 7/1/07	249,000	252,233
			1,371,775
0.64%	Gas
	Laclede Gas Co. -
	7.50%, 11/1/07	100,000	101,885
0.62%	Insurance
	Hartford Fin'l. Svcs Grp., Inc. -
	4.70%, 9/1/07	100,000	99,485
2.87%	Miscellaneous Manufacturing
	Allied-Signal -
	6.20%, 2/1/08	454,000	457,144

6.35%	Oil & Gas
	Occidentail Petroleum Corp. -
	10.125%, 9/15/09	500,000	563,777
	Tosco Corp. -
	7.25%, 1/1/07	450,000	450,437
			1,014,214
4.39%	Telecommunications
	Gte Southwest, Inc. -
	6.23%, 1/1/07	700,000	700,340
	Total Corporate Bonds
	(Cost $7,683,347)		7,655,386

52.83%	U.S. Government and Agencies
	Federal Home Loan Bank -
	4.00%, 3/30/07	100,000	99,579
	Federal National Mortgage Association:
	3.00%, 8/15/07	300,000	295,602
	2.65%, 6/30/08	900,000	869,871
	4.125%, 4/15/14	2,000,000	1,923,676
	5.00%, 4/15/15	700,000	712,542
	Freddie Mac
	5.375%, 8/15/11	690,161	689,879
	United States Treasury Notes TIP Bond -
	1.875%, 7/15/13	1,325,892	1,300,618
	United States Treasury Notes:
	4.00%, 2/15/14	200,000	194,492
	4.50%, 11/15/15	1,500,000	1,504,454
	5.125%, 5/15/16	300,000	315,047
	4.875%, 8/15/16	500,000	515,723
	Total U.S. Government and Agencies
	(Cost $8,319,988)		8,421,483

		Shares
0.52%	Short-Term Investments

0.52%	Money Market Fund
	Milestone Treasury Obligations Portfolio
	Institutional Class
	5.14%, 12/1/06 (Cost $83,460)	83,460	83,460

101.36%	Total Investments
	(Cost $16,086,795)		$ 16,160,329

-1.36%	Liabilities in excess of other assets		$ (220,829)

100.00%	Total Net Assets		$ 15,939,500

At November 30, 2006, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 143,952
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(70,418)
Net unrealized depreciation			$ 73,534

LARGE CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)			November 30, 2006

% of Portfolio	Description	Shares	Value
98.24%	Common Stocks

3.11%	Apparel
	Coach, Inc. *	28,925	$ 1,249,849
3.82%	Biotechnology
	Genentech, Inc. *	18,750	1,532,813
7.53%	Commercial Services
	Alliance Data Systems Corp.*	28,175	1,823,204
	Monster Worlwide, Inc. *	27,525	1,201,466
			3,024,670
11.54%	Computers
	Apple Computer, Inc. *	19,525	1,790,052
	Cognizant Technology Solutions Corp. *	20,025	1,633,239
	Network Appliance, Inc. *	30,875	1,210,609
			4,633,900
15.00%	Diversified Financial Services
	BlackRock, Inc.	8,800	1,261,656
	Chicago Mercantile Exchange Holdings, Inc.	3,100	1,660,360
	Goldman Sachs Group, Inc.	9,325	1,816,510
	Lehman Brothers Holdings, Inc.	17,425	1,283,700
			6,022,226
10.16%	Internet
	Akamai Technologies, Inc. *	28,400	1,387,908
	Google, Inc., Class A *	5,550	2,691,306
			4,079,214
1.33%	Iron/Steel
	Allegheny Technologies, Inc.	5,950	533,417
2.70%	Lodging
	Las Vegas Sands Corp.*	11,850	1,084,986
2.84%	Media
	Comcast Corp.*	28,200	1,140,972
3.39%	Metal Fabrication
	Precision Castparts Corp.	18,025	1,360,167
3.30%	Oil & Gas
	Halliburton Co.	39,275	1,325,139
3.86%	Pharmaceuticals
	Gilead Sciences, Inc. *	23,500	1,549,120
5.97%	Real Estate
	CB Richards Ellis Group, Inc. *	72,750	2,395,658
5.75%	Retail
	Best Buy, Inc.	19,025	1,045,804
	Nordstrom, Inc.	25,775	1,263,490
			2,309,294
3.14%	Semiconductors
	Nvidia Corp.*	34,025	1,258,585

6.38%	Software
	BEA Systems, Inc.*	90,225	1,242,398
	Oracle Corp.*	69,325	1,319,255
			2,561,653
5.79%	Telecommunications
	Cisco Systems, Inc*	51,500	1,384,320
	Qualcomm, Inc.	25,750	942,192
			2,326,512
2.63%	Transportation
	Expeditors International Washington, Inc.	23,350	1,056,354

	Total Common Stocks
	(Cost $32,493,656)		39,444,529

0.75%	Short-Term Investments

0.75%	Money Market Fund
	Milestone Treasury Obligations Portfolio
	Institutional Class
	5.14%, 12/1/06 (Cost $299,564)	299,564	299,564

98.99%	Total Investments
	(Cost $32,793,220)		$ 39,744,093

1.01%	Assets in excess of other liabilities		$ 405,986

100.00%	Total Net Assets		$ 40,150,079

* Non-income producing securities.

At November 30, 2006, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 7,524,857
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(573,984)
Net unrealized appreciation			$ 6,950,873

LARGE CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)			November 30, 2006

% of Portfolio	Description	Shares	Value
98.15%	Common Stocks

3.54%	Banks
	Wachovia Corp.	14,900	$ 807,431
	Wells Fargo & Co.	26,300	926,812
			1,734,243
1.50%	Beverages
	Coca-Cola Co. (The)	15,700	735,231
1.39%	Commercial Services
	Choicepoint, Inc. *	18,500	680,430

3.00%	Computers
	Dell, Inc. *	54,000	1,470,960

0.95%	Diversified Consumer Services
	Apollo Group, Inc. *	12,000	465,480

20.34%	Diversified Financial Services
	Bank of America Corp.	24,600	1,324,710
	Capital One Financial Corp.	13,700	1,066,956
	Citigroup, Inc.	23,600	1,170,324
	Countrywide Credit Ind., Inc.	37,400	1,485,528
	Federal Home Loan Mortgage	10,500	705,180
	J.P. Morgan Chase & Co.	39,000	1,804,920
	Merrill Lynch & Company, Inc.	14,000	1,224,020
	Morgan Stanley Dean	15,500	1,180,480
			9,962,118
1.23%	Forest Products & Paper
	Temple Inland, Inc.	15,400	602,140
6.17%	Healthcare-Products & Services
	Aetna, Inc.	29,100	1,202,121
	Boston Scientific Corp. *	27,200	430,304
	UnitedHealth Group, Inc.	28,300	1,388,964
			3,021,389
1.57%	Home Builders
	Centex Corporation	13,900	769,226

11.98%	Insurance
	American International Group	19,700	1,385,304
	Fairfax Financial Holding Ltd.	4,300	794,210
	Hartford Fin'l. Svcs Grp., Inc.	8,100	694,656
	Marsh & Mclennan Co.'s, Inc.	34,100	1,071,422
	MBIA, Inc.	17,900	1,246,735
	RenaissanceRe Holding Ltd.	11,500	677,120
			5,869,447
3.67%	Leisure Time
	Carnival Corp.	21,400	1,048,386
	Royal Caribbean Cruises Ltd.	17,700	751,365
			1,799,751
2.28%	Media
	News Corp, Inc.	54,300	1,118,580
7.15%	Miscellaneous Manufacturing
	Eaton Corp.	8,800	678,304
	General Electric Co.	39,500	1,393,560
	Honeywell International, Inc.	22,200	954,156
	Parker Hannifin Corp.	5,700	475,836
			3,501,856
9.42%	Oil & Gas
	ChevronTexaco Corp.	14,500	1,048,640
	ConocoPhillips	19,700	1,325,810
	Exxon Mobil Corp.	14,000	1,075,340
	Xto Energy, Inc.	23,000	1,163,800
			4,613,590
6.27%	Pharmaceuticals
	Abbott Laboratories	10,500	489,930
	Pfizer, Inc.	71,000	1,951,790
	Wyeth	13,000	627,640
			3,069,360
6.56%	Retail
	Family Dollar Stores, Inc.	27,500	766,975
	Home Depot, Inc.	17,500	664,475
	McDonalds Corp.	12,800	537,216
	TJX Companies, Inc. (New)	45,400	1,244,868
			3,213,534
5.84%	Technology
	Cisco Systems, Inc. *	45,000	1,209,600
	McAfee, Inc. *	33,100	966,851
	Motorola, Inc.	30,800	682,836
			2,859,287
5.29%	Telecommunications
	Alltel Corp.	14,300	811,382
	AT&T, Inc.	35,200	1,193,632
	NII Holdings, Inc. *	9,000	584,370
			2,589,384
	Total Common Stocks
	(Cost $40,588,800)		48,076,006

1.18%	Short-Term Investments

1.18%	Money Market Fund
	Milestone Treasury Obligations Portfolio
	Institutional Class
	5.14%, 12/1/06 (Cost $578,272)	578,272	578,272

99.33%	Total Investments
	(Cost $41,167,072)		$ 48,654,278

0.67%	Assets in excess of other liabilities		$ 322,092

100.00%	Total Net Assets		$ 48,976,370

* Non-income producing securities.

At November 30, 2006, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 7,855,720
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(368,514)
Net unrealized appreciation			$ 7,487,206

MUNICIPAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)			November 30, 2006

% of Portfolio	Description	Principal	Value
98.36%	Municipal Bonds

11.36%	California
	Alvord Calif Uni Sch Dist -
	5.9%, 2/1/20	$ 250,000	$ 302,540
	California Hsg Fin Agy Single -
	5.3%, 8/1/18	55,000	55,319
	California St Pub Wks Brd Leas -
	5.375%, 10/1/17	250,000	255,100
			612,959
4.99%	Colorado
	Denver Colo City & Cnty Excise -
	5.50%, 9/1/17	250,000	269,072
5.06%	Florida
	Marco Island Util Sys Rev -
	5.25%, 10/1/20	250,000	273,045
5.68%	Maryland
	Maryland St Energy Fing Admin -
	6.30%, 12/1/10	300,000	306,528
5.03%	New Hampshire
	New Hampshire Health & Ed Facs -
	5.50%, 8/1/27	250,000	271,215
3.83%	New Jersey
	New Jersey Economic Dev Auth -
	5.35%, 2/1/38	200,000	206,586
6.04%	New York
	New York St Dorm Auth Revs -
	5.75%, 7/1/13	200,000	225,882
	New York City GO -
	3.48%, 8/1/17	100,000	100,000
			325,882
9.79%	North Carolina
	Mecklenburg Cnty N C -
	4.50%, 2/1/18	250,000	258,712
	Wilmington, NC Wtr & Swr Sys Rev -
	5.00%, 6/1/23	250,000	269,928
			528,640
2.38%	North Dakota
	North Dakota St Hsg Fin Agy Re -
	5.50%, 7/1/18	127,000	128,632
1.87%	Ohio
	Marysville Ohio Exmpt Vlg Sch Dist -
	4.375%, 12/01/29	100,000	100,852
4.81%	Pennsylvania
	Philadelphia Pa -
	4.90%, 9/15/20	250,000	259,777
3.52%	South Carolina
	Piedmont Mun Pwr Agy S C Elec -
	5.00%, 1/1/18	190,000	190,192
6.57%	South Dakota
	Heartland Consumers Pwr Dist -
	6.00%, 1/1/17	300,000	354,858
15.62%	Texas
	Houston Tex Wtr & Swr Sys Rev -
	5.50%, 12/1/17	200,000	216,590
	Texas St -
	5.75%, 12/1/13	200,000	209,938
	Texas St Water -
	4.50%, 8/1/22	150,000	152,229
	Texas St Univ Sys Rev -
	5.375%, 3/15/17	250,000	264,123
			842,880
3.02%	Utah
	Utah St Brd Regents Rev -
	5.25%, 12/1/14	150,000	163,179
5.01%	Washington
	Snohomish Cnty Washington -
	5.50%, 12/1/19	250,000	270,380
3.78%	Wisconsin
	Wisconsin St Health & Edl Facs -
	5.25%, 8/15/19	200,000	204,192
	Total Municipal Bonds
	(Cost $5,154,343)		5,308,869

		Shares
0.31%	Short-Term Investments

0.31%	Money Market Fund
	Milestone Treasury Obligations Portfolio
	Institutional Class
	5.14%, 12/1/06 (Cost $16,692)	16,692	16,692

98.67%	Total Investments
	(Cost $5,171,035)		$ 5,325,561

1.33%	Assets in excess of other liabilities		$ 71,715

100.00%	Total Net Assets		$ 5,397,276

At November 30, 2006, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 154,526
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			0
Net unrealized appreciation			$ 154,526

MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)			November 30, 2006

% of Portfolio	Description	Shares	Value
97.67%	Common Stocks

1.89%	Aerospace/Defense
	Alliant Techsystems, Inc. *	2,950	$ 228,064
	DRS Technologies, Inc.	2,475	122,983
			351,047

1.79%	Air Freight
	Ryder System, Inc.	6,375	332,584

1.24%	Automobiles & Motorcycles
	Harley Davidson, Inc.	3,125	230,531

0.42%	Auto Parts & Equipment
	Autoliv, Inc.	1,325	77,658

7.71%	Banks
	BOK Financial Corp.	5,775	311,215
	Greater Bay Bancorp	6,975	179,536
	Marshall & Ilseley Corp.	4,350	199,186
	MB Financial, Inc.	6,925	248,746
	Synovus Financial Corp.	10,650	319,713
	Zions Bancorp	2,200	172,128
			1,430,524

3.50%	Building Materials
	Lennox International, Inc.	16,075	470,033
	Masco Corp.	6,250	179,312
			649,345

1.94%	Capital Markets
	SEI Investments Co.	6,175	359,323

6.54%	Chemicals
	Agrium, Inc.	7,650	235,926
	Airgas, Inc.	6,850	291,467
	FMC Corp.	3,275	232,132
	The Scotts Company	3,275	162,014
	Valspar Corp.	10,375	290,293
			1,211,832

6.76%	Commercial Services
	Cintas Corp.	11,000	464,200
	Equifax, Inc.	10,575	401,744
	HNI Corp.	8,275	387,601
			1,253,545

0.96%	Consumer Finance
	Amerco, Inc. *	2,050	178,043

1.01%	Distribution/Wholesale
	Wesco International, Inc.*	2,800	187,320

2.45%	Diversified Financial Services
	Affiliated Managers Group *	4,450	454,389

1.28%	Diversified Services
	Apollo Group, Inc. *	6,125	237,589

3.11%	Electric
	DPL, Inc.	9,450	264,222
	MDU Resources Group	11,850	312,129
			576,351

1.28%	Electrical Components & Equipment
	General Cable Corp.*	5,575	236,938

3.05%	Electronics
	Arrow Electronics, Inc.*	6,250	198,500
	Avnet, Inc*	7,125	176,629
	Flextronics International Ltd.*	16,875	189,844
			564,973

3.21%	Energy Equipment
	Oil States International, Inc.*	3,175	110,522
	Tidewater, Inc.	4,975	275,267
	Universal Compression Holdings, Inc.*	3,325	209,309
			595,098

1.26%	Environmental Control
	Waste Connections, Inc. *	5,775	233,021

6.01%	Healthcare Services
	Laboratory Corp. of America *	4,225	299,130
	Lincare Holdings, Inc.*	8,625	324,904
	Pediatrix Medical Group, Inc. *	10,175	489,926
			1,113,960

4.04%	Household Durables
	Black & Decker Corp.	5,625	483,075
	Whirpool Corp.	3,125	266,563
			749,638

1.77%	Hotels/Restaurants
	Triarc Companies, Inc. B	17,525	328,419

1.03%	Industrial Conglomerate
	Teleflex, Inc.	2,950	190,659

3.66%	Insurance
	HCC Insurance Holdings, Inc.	9,125	275,484
	Protective Life Corp.	8,550	403,731
			679,215

1.56%	Internet
	Check Point Software Technologies Ltd. *	12,650	289,685

0.40%	Leisure Equipment
	Hasbro, Inc.	2,750	73,563

6.84%	Machinery-Diversified
	Mettler Toledo International *	5,800	449,036
	Parker Hannifin Corp.	3,375	281,745
	Pentair, Inc.	7,000	223,020
	Rockwell International Corp.	4,825	314,011
			1,267,812

3.46%	Oil&Gas
	Denbury Resources *	7,275	213,521
	Southwestern Energy Co. *	10,175	428,673
			642,194

1.82%	Pharmaceuticals
	Endo Pharmaceuticals Holdings *	12,475	338,197

1.80%	Real Estate
	CB Richards Ellis Group, Inc. *	10,125	333,416

8.46%	Retail
	Autonation, Inc*	11,650	240,106
	Autozone, Inc*	4,300	488,523
	Bed Bath & Beyond, Inc*	8,125	314,844
	Dollar General Corp.	12,750	198,135
	Williams Sonoma, Inc	10,325	327,509
			1,569,117

1.30%	Road & Rail
	Landstar Systems, Inc.	5,350	240,964

1.16%	Software
	Fair Isaac & Co., Inc.	5,150	214,343

1.25%	Technology Hardware
	CDW Corp.	3,300	232,650

1.07%	Thrifts & Mortgages
	People's Bank	4,450	198,425

2.64%	Trading Companies
	Watsco, Inc.	5,650	291,992
	WW Grainger, Inc.	2,725	197,181
			489,173

	Total Common Stocks
	(Cost $17,029,450)		18,111,541

2.68%	Short-Term Investments

2.68%	Money Market Funds
	Milestone Treasury Obligations Portfolio
	Institutional Class
	5.14%, 12/1/06, (Cost $497,163)	497,163	497,163

100.35%	Total Investments
	(Cost $17,526,614)		18,608,704

-0.35%	Liabilities in excess of other assets		(65,340)

100.00%	Total Net Assets		18,543,364

* Non-income producing securities.

At November 30, 2006, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 1,494,612
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(412,522)
Net unrealized appreciation			$ 1,082,090

SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)			November 30, 2006

% of Portfolio	Description	Shares	Value
99.48%	Common Stocks
2.13%	Aerospace/Defense
	K&F Industries Holdings, Inc. *	17,900	$ 372,857
0.99%	Auto Parts & Equipment
	Borg Warner, Inc.	3,000	173,400
8.69%	Banks
	Boston Private Financial Holding, Inc	6,000	162,900
	First Midwest Bancorp, Inc.	7,200	268,200
	Hanmi Financial Corp.	13,000	283,790
	Provident Bankshares Corp.	6,700	247,029
	UCBH Holdings Corp.	14,600	246,156
	Umpqua Holdings Corp.	10,500	315,210
			1,523,285
2.09%	Chemicals
	Rpm, Inc.	18,100	365,077
1.53%	Cosmetics/Personal Care
	Chattem, Inc. *	5,500	268,070
2.65%	Distribution/Wholesale
	Owens & Minor, Inc.	15,000	465,450
3.25%	Electrical Components & Equip.
	Belden CDT, Inc.	14,300	569,283
1.88%	Electronics
	Technitrol, Inc.	12,000	329,760
0.97%	Engineering & Construction
	Granite Construction, Inc.	3,300	170,280
2.52%	Food
	Chiquita Brands International	18,600	265,980
	Performance Food Group Co. *	6,500	175,890
			441,870
3.18%	Gas
	Piedmont Natural Gas, Inc.	20,000	557,400
5.84%	Healthcare-Products
	Conmed Corp. *	12,500	276,625
	Polymedica Corp.	8,600	340,302
	West Pharmaceutical Services, Inc.	8,300	407,530
			1,024,457
7.48%	Household Products/Wares
	Church & Dwight, Inc.	11,000	461,010
	Prestige Brands Holdings, Inc. *	34,700	415,706
	Tupperware Corp.	20,500	435,215
			1,311,931
4.73%	Insurance
	IPC Holdings Ltd.	9,900	308,880
	Protective Life Corp.	11,000	519,420
			828,300
2.58%	Machinery-Diversified
	Albany Intl Corp.	14,500	452,400
8.00%	Miscellaneous Manufacturing
	Aptargroup, Inc.	6,800	416,568
	Clarcor, Inc.	9,200	303,692
	Smith (A.O.)	8,200	293,478
	Teleflex, Inc.	6,000	387,780
			1,401,518
8.51%	Oil, Gas & Consumable Fuels
	Cimarex Energy	6,700	251,987
	Grey Wolf, Inc. *	48,800	345,504
	Newfield Exploration Co. *	4,700	233,919
	Pioneer Drilling Co. *	27,400	396,752
	OMI Corp.	11,300	263,968
			1,492,130
2.18%	Oil & Gas Services
	Lone Star Technologies, Inc.*	7,300	382,958
2.95%	Pipelines
	Questar Corp.	6,000	517,500
7.33%	REITS
	Highland Hospitality Corp.	24,600	348,828
	Senior Housing Proerties Trust	14,100	308,508
	Strategic Hotels & Resort, Inc	16,300	354,525
	Sunstone Hotel Investors, Inc.	9,800	273,224
			1,285,085
10.11%	Retail
	Applebee's International, Inc.	13,200	300,300
	BJs Wholesale Club, Inc. *	13,800	445,740
	Cbrl Group, Inc.	4,500	193,005
	Claires Stores, Inc.	14,200	453,122
	Stage Stores, Inc	11,500	379,960
			1,772,127
2.77%	Semiconductors
	ON Semiconductor Corp. *	75,400	485,576
2.62%	Toys/Games/Hobbies
	RC2 Corp. *	10,700	458,709
4.50%	Transportation
	Arkansas Best Corp.	7,700	291,830
	Bristow Group *	9,200	327,244
	YRC Worldwide, Inc. *	4,400	170,500
			789,574
	Total Common Stocks
	(Cost $12,579,717)		17,438,997

0.66%	Short-Term Investments
0.66%	Money Market Fund
	Milestone Treasury Obligations Portfolio
	Instituational Class
	5.14%, 12/1/06 (Cost $114,876)	114,876	114,876

100.14%	Total Investments
	(Cost $12,694,593)		$ 17,553,873

-0.14%	Liabilities in excess of other assets		$ (26,497)

100.00%	Total Net Assets		$ 17,527,376

* Non-income producing securities.

At November 30, 2006, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 4,939,917
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(80,637
Net unrealized appreciation			$ 4,859,280

TECHNOLOGY & COMMUNICATIONS PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)			November 30, 2006

% of Portfolio	Description	Shares	Value
98.84%	Common Stocks

1.40%	Advertising
	Lamar Advertising Co. *	4,780	$ 288,473
2.96%	Aerospace/Defense
	Lockheed Martin Corp.	6,740	609,633
3.50%	Biotechnology
	Celgene Corp.*	7,360	410,173
	Digene Corp.*	1,200	61,320
	Genentech, Inc.*	3,060	250,155
			721,648
0.78%	Chemicals
	Metabolix, Inc.*	9,520	159,936
1.93%	Commercial Services
	Alliance Data Systems Corp.*	6,153	398,161
19.94%	Computers
	Apple, Inc.*	10,610	972,725
	Cognizant Technology Solutions Corp.*	2,530	206,347
	Hewlett-Packard Co.	16,110	635,701
	International Business Machines Corp.	5,450	500,964
	Network Appliance, Inc.*	12,710	498,359
	Research In Motion, Ltd.*	2,630	365,123
	Riverbed Technology, Inc.*	7,930	276,678
	SanDisk Corp.*	4,250	188,700
	Synaptics, Inc.*	10,510	301,322
	Synopsys, Inc *	6,300	160,965
			4,106,884
5.19%	Electronics
	Applera Corp. - Applied Biosystems Group	10,180	370,959
	Thermo Fisher Scientific, Inc.*	8,890	389,649
	Trimble Navigation, Ltd.*	6,450	309,406
			1,070,014
1.06%	Energy-Alternate Sources
	First Solar Inc*	7,740	219,042
1.98%	Entertainment
	International Game Technology	9,320	408,030
3.02%	Healthcare-Products
	Hologic, Inc.*	6,400	320,192
	Intuitive Surgical, Inc.*	2,960	300,795
			620,987
11.01%	Internet
	Akamai Technologies, Inc.*	6,260	305,926
	F5 Networks, Inc.*	3,870	289,515
	Google, Inc.*	1,920	931,046
	Internap Network Services Corp.*	16,799	326,740
	Interwoven, Inc.*	16,580	234,939
	Opsware, Inc.*	20,500	179,580
			2,267,746
2.90%	Pharmaceuticals
	Shire Pharmaceuticals- ADR	9,850	596,910
13.79%	Semiconductors
	Applied Materials, Inc	27,430	493,191
	ASML Holding N.V.*	8,700	216,630
	Broadcom Corp.*	25,870	849,312
	Intel Corp.	7,220	154,147
	Lam Research Corp.*	4,680	246,168
	Nvidia Corp.*	11,099	410,552
	QLogic Corp.*	12,900	287,025
	Volterra Semiconductor Corp.*	10,800	183,060
			2,840,085
13.89%	Software
	Adobe Systems, Inc.*	16,580	665,355
	BEA Systems, Inc.*	14,720	202,694
	DivX, Inc.*	7,740	229,336
	Fiserv, Inc.*	3,870	197,796
	Microsoft Corp.	22,030	646,140
	Oracle Corp.*	38,620	734,938
	Sybase, Inc.*	7,690	184,099
			2,860,358
15.49%	Telecommunications
	American Tower Corp.*	12,090	457,848
	Cisco Systems, Inc.*	30,970	832,474
	Harris Corp.	7,140	300,665
	Motorola, Inc.	10,080	223,474
	NeuStar, Inc.*	9,951	330,871
	NII Holdings, Inc.*	7,030	456,458
	Qualcomm, Inc.	16,060	587,635
			3,189,425
	Total Common Stocks
	(Cost $15,001,728)		20,357,332

0.09%	Short-Term Investments

0.09%	Money Market Fund
	Milestone Treasury Obligations Portfolio
	Institutional Class
	5.14%, 12/1/06 (Cost $18,138)	18,138	18,138

98.93%	Total Investments
	(Cost $15,019,866)		$ 20,375,470

1.07%	Assets in excess of other liabilities		$ 220,046

100.00%	Total Net Assets		$ 20,595,516

* Non-income producing securities.

At November 30, 2006, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 5,514,599
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(170,875)
Net unrealized appreciation			$ 5,343,724

	Schedule of Call Option Written
		Number of
	Purchased Options Sold Short	Contracts	Value
	Broadcom Corp., 32.50 Call, February 07	90	$ 28,800

US GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)			November 30, 2006

% of Portfolio	Description	Principal	Value
77.54%	U.S. Government Agencies
	Federal Home Loan Bank -
	To Yield 5.20%, 12/11/06	2,800,000	2,795,956
	To Yield 5.26%, 12/27/06	1,616,000	1,609,966
	Federal National Mortgage Assn -
	To Yield 5.19%, 12/1/06	3,000,000	3,000,000
	To Yield 5.22%,12/27/06	1,500,000
	To Yield 5.21%, 12/27/06	4,100,000	5,579,058
	Freddie Mac Discount Note-
	To Yield 5.21%, 12/12/06	2,000,000	1,996,856
	Total U.S. Government Agencies
	(Cost $14,981,836)		14,981,836

22.89%	Repurchase Agreement
	Bank of America,	4,422,000
	5.29%, 12/1/06 with a maturity value of
	$4,422,650 (fully collateralized by U.S.
	government agencies and obligations)
	(Cost $4,422,000)		4,422,000

100.43%	Total Investments
	(Cost $19,403,836)		$ 19,403,836

-0.43%	Liabilities in excess of other assets		$ (83,554)

100.00%	Total Net Assets		$ 19,320,282

APPENDIX A:

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date; if there are no such reported sales, the securities are valued at the last quoted bid price.  Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price.  NASDAQ traded securities are valued at the NASDAQ official closing price (NOCP).   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods, which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices.  Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value.  U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value.   Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported sales price that is within the spread between the closing bid and asked prices on the valuation date.   Options not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices.   Futures are valued based on their daily settlement value.

Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees, there is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, the board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine fair value for a security.  As of November 30, 2006, there were no securities for which market quotations were not readily available.

The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region.   Investments in countries in which International Equity may invest may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of governmental supervision and regulation of foreign securities markets.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Saratoga Advantage Trust

By (Signature and Title)

       /s/Bruce E. Ventimiglia, President and Chief Executive Officer

Date

1/26/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

        /s/Bruce E Ventimiglia, President and Chief Executive Officer

Date

1/26/07

By (Signature and Title)

       /s/Mark S. Marrone, Treasurer and Chief Financial Officer

Date

1/26/07